Financial and capital risk management - Protection program for Libor floating interest rate US$ denominated debt (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivative financial instruments.
Financial settlement inflows (outflows)	$ 60	$ (114)	$ (139)	$ 159
Libor floating interest rate US$ denominated debt
Derivative financial instruments.
Receivable	950		950		$ 950
Payable	$ 950		$ 950		950
Average receivable rate	0.13%		0.13%
Average payable rate	0.48%		0.48%
Fair value of liabilities	$ 1		$ 1		$ (7)
Financial settlement inflows (outflows)			(1)
Value at risk	2		2
Libor floating interest rate US$ denominated debt | 2021
Derivative financial instruments.
Fair value of liabilities	(1)		(1)
Libor floating interest rate US$ denominated debt | 2023+
Derivative financial instruments.
Fair value of liabilities	2		2
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Value at risk	1		1
Put options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	$ 3		$ 3
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Average receivable rate	0.00%		0.00%
Average payable rate	0.00%		0.00%